Non Current Liabilities - Convertible Note - Additional Information (Detail) - AUD ($)		1 Months Ended		3 Months Ended	12 Months Ended
	May 11, 2015	Dec. 31, 2018	Jul. 31, 2017	Jun. 30, 2021	Jun. 30, 2021	Aug. 04, 2020	Nov. 30, 2019	Jun. 30, 2016
Disclosure of detailed information about borrowings [line items]
Proceeds from Issuance of warrants and convertible notes	$ 13,750,828	$ 7,328,509	$ 6,561,765
Convertible Notes issued					$ 13,750,828
Convertible Notes, Face value				$ 1.00	$ 1.00
Interest rate					3.00%
Number of shares each note is converted				50	50
Discount rate								15.00%
Exercise price						$ 0.235
Percentage of convertible notes converted to ordinary shares				75.00%
Percentage of convertible notes converted to ordinary shares in three issuances				25.00%
Percentage of original convertible notes balance remain outstanding				25.00%	25.00%
Number of warrants lapsed unexercised						37,144,524
Restated Warants Issue After Share Consolidation [member]
Disclosure of detailed information about borrowings [line items]
Convertible Notes, Face value				$ 0.18	$ 0.18
Present Value of the Contractual Cash Flows [member]
Disclosure of detailed information about borrowings [line items]
Component of convertible note was initially recorded at fair value								$ 4,400,000
Warrants Exercise Price One [member]
Disclosure of detailed information about borrowings [line items]
Warrants granted to Ridgeback				8,475,995	8,475,995
Exercise price				$ 0.025	$ 0.025
Warrants Exercise Price Two [member]
Disclosure of detailed information about borrowings [line items]
Warrants granted to Ridgeback				371,445,231	371,445,231
Exercise price				$ 0.0237	$ 0.0237
Restated Warrants Exercise Price One [member] | Restated Warants Issue After Share Consolidation [member]
Disclosure of detailed information about borrowings [line items]
Warrants granted to Ridgeback							847,600
Exercise price							$ 0.248
Restated Warrants Exercise Price Two [member] | Restated Warants Issue After Share Consolidation [member]
Disclosure of detailed information about borrowings [line items]
Warrants granted to Ridgeback							37,144,524
Exercise price							$ 0.235